Other Income (Expense), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other expense
Tender premium	$ 0	$ (73,806)	$ (88,628)
Total debt related	(5,220)	(117,877)	(106,203)
Gain of sale of available for sale investment	20,365	0	0
Other	3,220	(4,418)	(7,390)
Other income (expense), net	18,365	(122,295)	(113,593)
Capital Securities | Capital Securities
Other expense
Tender premium	0	(73,376)	0
Unamortized debt issuance cost	0	(4,295)	0
Fees	0	(2,040)	0
Total debt related	0	(79,711)	0
Bridge Facility | Bridge Facility
Other expense
Unamortized debt issuance cost	0	(34,526)	(17,023)
Fees	0	(3,640)	0
Total debt related	0	(38,166)	(17,023)
5.375% Senior Notes due 2016 | Senior Notes
Other expense
Tender premium	0	0	(88,628)
Unamortized debt issuance cost	0	0	(3,182)
Swap gain (loss)	0	0	10,103
Total debt related	0	0	(81,707)
6.250% Senior Secured Notes due 2022 | Senior Notes
Other expense
Swap gain (loss)	(5,220)	0	0
Total debt related	(5,220)	0	0
Term loan facility and Revolver B
Other expense
Unamortized debt issuance cost	0	0	(3,542)
Notes due 2018 and 2020
Other expense
Debt modification	0	$ 0	$ (3,931)
Italy
Other expense
Gain of sale of available for sale investment	20,400
Proceeds from sale of available for sale investment	$ 23,900